Summary of Non-vested Non-qualified Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
2017 Equity Incentive Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending		6,666
Weighted Average Grant-Date Fair Value, Ending		$ 4.35
Aggregated Intrinsic Value, Nonvested Ending		$ 5,800
Grant Date Fair Value Nonvested, Ending		$ 29,000
Number of Options Nonvested, Granted		43,333
Weighted Average Grant-Date Fair Value, Granted		$ 8.55
Grant Date Fair Value Nonvested, Granted		$ 373,000
Number of Options Nonvested, Vested		(36,667)
Weighted Average Grant-Date Fair Value, Vested		$ 9.45
Grant Date Fair Value Nonvested, Vested		$ 344,000
Number of Options Nonvested, Forfeited
Weighted Average Grant-Date Fair Value, Forfeited
Grant Date Fair Value Nonvested, Forfeited
Number of Options Nonvested, Expired
Weighted Average Grant-Date Fair Value, Expired
Grant Date Fair Value Nonvested, Expired
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Beginning	6,666
Weighted Average Grant-Date Fair Value, Beginning	$ 4.35
Aggregated Intrinsic Value, Nonvested Beginning	$ 5,800
Grant Date Fair Value Nonvested, Beginning	$ 29,000
Number of Options Nonvested, Ending		6,666
Weighted Average Grant-Date Fair Value, Ending		$ 4.35
Aggregated Intrinsic Value, Nonvested Ending		$ 5,800
Grant Date Fair Value Nonvested, Ending		$ 29,000
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending	11,667
Weighted Average Grant-Date Fair Value, Ending	$ 9.15
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending	$ 104,800
Number of Options Nonvested, Granted	20,239
Weighted Average Grant-Date Fair Value, Granted	$ 12.30
Grant Date Fair Value Nonvested, Granted
Number of Options Nonvested, Vested	(8,572)
Weighted Average Grant-Date Fair Value, Vested	$ 16.80
Grant Date Fair Value Nonvested, Vested
Number of Options Nonvested, Forfeited
Grant Date Fair Value Nonvested, Forfeited
Number of Options Nonvested, Expired
Grant Date Fair Value Nonvested, Expired
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Beginning
Weighted Average Grant-Date Fair Value, Beginning
Aggregated Intrinsic Value, Nonvested Beginning
Grant Date Fair Value Nonvested, Beginning
Aggregated Intrinsic Value, Vested	$ 66,412
Number of Options Nonvested, Ending	11,667
Weighted Average Grant-Date Fair Value, Ending	$ 9.15
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending	104,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ (66,412)
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending			13,333
Weighted Average Grant-Date Fair Value, Ending			$ 11.25
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending			$ 149,534
Number of Options Nonvested, Granted		44,113	13,333
Weighted Average Grant-Date Fair Value, Granted		$ 8.85	$ 9.75
Grant Date Fair Value Nonvested, Granted		$ 387,199	$ 130,120
Number of Options Nonvested, Vested		(57,446)	(32,833)
Weighted Average Grant-Date Fair Value, Vested		$ 9.30	$ 11.10
Grant Date Fair Value Nonvested, Vested		$ 536,733	$ 362,998
Number of Options Nonvested, Forfeited			(16,056)
Weighted Average Grant-Date Fair Value, Forfeited			$ 15.30
Grant Date Fair Value Nonvested, Forfeited			$ 246,344
Number of Options Nonvested, Expired
Weighted Average Grant-Date Fair Value, Expired
Grant Date Fair Value Nonvested, Expired
Number of Options Nonvested, Forfeited			16,056
Number of Options Nonvested, Beginning		13,333	48,889
Weighted Average Grant-Date Fair Value, Beginning		$ 11.25	$ 12.90
Aggregated Intrinsic Value, Nonvested Beginning
Grant Date Fair Value Nonvested, Beginning		$ 149,534	$ 628,756
Number of Options Nonvested, Ending			13,333
Weighted Average Grant-Date Fair Value, Ending			$ 11.25
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending			$ 149,534
2017 Equity Plan and 2021 Equity Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending		6,667
Weighted Average Grant-Date Fair Value, Ending		$ 4.35
Aggregated Intrinsic Value, Nonvested Ending		$ 31,000
Grant Date Fair Value Nonvested, Ending
Number of Options Nonvested, Granted	1,538
Weighted Average Grant-Date Fair Value, Granted	$ 9.75
Grant Date Fair Value Nonvested, Granted
Number of Options Nonvested, Vested	(8,205)
Weighted Average Grant-Date Fair Value, Vested	$ 5.40
Grant Date Fair Value Nonvested, Vested
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Expired
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Beginning	6,667
Weighted Average Grant-Date Fair Value, Beginning	$ 4.35
Aggregated Intrinsic Value, Nonvested Beginning	$ 31,000
Grant Date Fair Value Nonvested, Beginning
Aggregated Intrinsic Value, Vested	$ 1,154
Number of Options Nonvested, Ending		6,667
Weighted Average Grant-Date Fair Value, Ending		$ 4.35
Aggregated Intrinsic Value, Nonvested Ending		$ 31,000
Grant Date Fair Value Nonvested, Ending
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	(1,154)
Aggregated Intrinsic Value, Nonvested Forfeited	$ (29,846)